OTHER INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Other intangible assets subject to amortization consisted of the following:

	December 31, 2016	March 31, 2016
Customer lists	$1,150,199	$1,185,702
Software development costs	1,471,488	1,180,910
Trademarks	28,795	29,518
Contracts	261,912	240,285
	2,912,394	2,636,415
Less accumulated amortization	(1,827,425)	(1,311,097)
Total	$1,084,969	$1,325,318

At March 31, 2016 and 2015, other intangible assets subject to amortization consisted of the following:

	2016	2015
Customer lists	$1,185,702	$1,282,457
Software development costs	1,180,910	950,824
Trademarks	29,518	31,299
Contracts	240,285	247,568
	2,636,415	2,512,148
Less accumulated amortization	(1,311,097)	(1,064,184)
Total	$1,325,318	$1,447,964

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Our future amortization expense relating to other intangible assets subject to amortization:

Year ending March 31, 2017	$496,730
Year ending March 31, 2018	441,773
Year ending March 31, 2019	386,815
Total	$1,325,318

Schedule of Indefinite-Lived Intangible Assets
Other intangible assets not subject to amortization consisted of the following:

	December 31, 2016	March 31, 2016
License	$2,273,428	$2,379,007
Trade name	909,391	925,767
Domain names	10,000	10,000
Total	$3,192,819	$3,314,774

At March 31, 2016 and 2015, other intangible assets not subject to amortization consisted of the following:

	2016	2015
License	$2,379,007	$2,488,867
Trade name	925,767	990,273
Domain names	10,000	10,000
Total	$3,314,774	$3,489,140